Share Capital and Equity	12 Months Ended
Dec. 31, 2018
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Share Capital and Equity
20	SHARE CAPITAL AND EQUITY

The following is a summary of share capital:

	The VFF Common Shares
	# of Shares	Amount
Share capital - January 1, 2017	38,882,945	$24,954
Shares issued pursuant to public offering, net	2,500,000	9,769
Shares issued from vesting of RSUs	768,000	1,333
Shares issued on exercise of options	91,667	59

Share capital - December 31, 2017	42,242,612	36,115

Shares issued pursuant to public offering, net	3,097,200	15,737
Shares issued pursuant to private placement, net	1,886,793	7,755
Shares issued from vesting of RSUs	50,334	831
Shares issued on exercise of options	365,732	283

Share capital - December 31, 2018	47,642,671	$60,721

VFF is authorized to issue an unlimited number of common shares and preferred shares, issuable in series. These shares have no par value.

(i)	Common shares:

The common shares entitle the holders thereof to one vote per share at all shareholder meetings of VFF. The holders of the common shares are entitled to receive any dividend declared by VFF on the common shares. Subject to the rights, privileges, restrictions and conditions attached to any other class of shares of VFF, the holders of the common shares are entitled to receive, pro rata, the remaining property or assets of VFF upon its dissolution, liquidation or wind-up.

(ii)	Preferred shares:

The preferred shares may be issued in one or more series, with such rights and conditions as may be determined by resolution of the directors of VFF who shall determine the designation, rights, privileges, conditions and restrictions to be attached to the preferred shares of such series. There are no voting rights attached to the preferred shares except as prescribed by law. In the event of the liquidation, dissolution or wind-up of VFF, or any other distribution of assets of VFF among its shareholders for the purpose of winding up its affairs, the holders of the preferred shares of each series are entitled to receive, among other things, with priority over the common shares and any other shares ranking junior to the preferred shares of VFF, an amount equal to any cumulative dividends, whether or not declared, or declared thereon but unpaid and no more. The preferred shares for each series are also entitled to such other preferences over the common shares and any other shares ranking junior to the preferred shares as may be determined as to their respective series authorized to be issued. The preferred shares of each series shall be on a parity basis with the preferred shares of every other series with respect to payment of dividends and return of capital. There are no preferred shares currently issued and outstanding.